5. REVENUE RECOGNITION (Sept 2019 Note) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 2,514,984	$ 1,559,458	$ 6,804,169	$ 4,038,048
Engineering Design Services [Member]
Revenues	409,728	511,898	1,313,543	1,283,534
Optical Components [Member]
Revenues	1,416,244	298,057	$ 1,821,889	$ 1,226,190
Medical Device Products and Assemblies [Member]
Revenues	$ 689,012	$ 749,503